DEFERRED REVENUES (Tables)	12 Months Ended
Mar. 31, 2015
DEFERRED REVENUES
Schedule of deferred revenues

	March 31,
	2014	2015
	RMB	RMB
Testing services	4,704,072	19,223,983
Test preparation and training solutions	1,210,307	578,640
Other revenue — test-based education services	327,735	295,135
Other revenue — licensing fees from authorized test centers	3,036,530	2,425,333
Other revenue — others	1,300,065	983,376

Total deferred revenues	10,578,709	23,506,467

Representing:
Current deferred revenues	8,383,327	21,742,735
Non-current deferred revenues	2,195,382	1,763,732